SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Level 3 liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Level 3 liabilities
Loss on change in fair value of Forward Purchase Agreement liability	$ (15,600,000)	$ (2,770,000)
Forward purchase agreement
Changes in Level 3 liabilities
Fair value beginning balance	2,770,000
Loss on change in fair value of Forward Purchase Agreement liability	15,600,000	2,770,000
Fair value ending balance	$ 18,370,000	2,770,000
Overallotment liability
Changes in Level 3 liabilities
Issuance of overallotment option		52,147
Exercise of overallotment option		$ (52,147)